UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03101
Investment Company Act File Number

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Floating-Rate Advantage Fund
Calvert Ultra-Short Duration Income NextShares

CALVERT FLOATING-RATE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS - 122.3% (1)
Aerospace and Defense - 0.3%
Accudyne Industries, LLC, Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 8/18/24	238,741	238,717

Automotive - 3.4%
American Axle and Manufacturing, Inc., Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), 4/6/24	648,354	646,896
CS Intermediate Holdco 2, LLC, Term Loan, 4.334%, (3 mo. USD LIBOR + 2.00%), 11/2/23	645,088	646,163
Dayco Products, LLC, Term Loan, 6.557%, (3 mo. USD LIBOR + 4.25%), 5/19/23	198,496	199,240
TI Group Automotive Systems, LLC, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 6/30/22	407,061	407,825
Tower Automotive Holdings USA, LLC, Term Loan, 4.813%, (1 mo. USD LIBOR + 2.75%), 3/7/24	539,236	537,888
		2,438,012

Building and Development - 4.5%
American Builders & Contractors Supply Co., Inc., Term Loan, 4.094%, (1 mo. USD LIBOR + 2.00%), 10/31/23	895,466	889,767
Core & Main L.P., Term Loan, 5.253%, (USD LIBOR + 3.00%), 8/1/24 (2)	298,500	299,743
DTZ U.S. Borrower, LLC, Term Loan, 5.574%, (3 mo. USD LIBOR + 3.25%), 11/4/21	795,907	795,907
GGP, Inc., Term Loan, 5/4/25 (3)	100,000	98,538
Henry Company, LLC, Term Loan, 6.094%, (1 mo. USD LIBOR + 4.00%), 10/5/23	273,611	274,637
Realogy Group, LLC, Term Loan, 4.296%, (1 mo. USD LIBOR + 2.25%), 2/8/25	645,121	645,726
Werner FinCo L.P., Term Loan, 5.983%, (1 mo. USD LIBOR + 4.00%), 7/24/24	199,499	199,998
		3,204,316

Business Equipment and Services - 11.0%
AlixPartners, LLP, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 4/4/24	298,489	298,675
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.611%, (3 mo. USD LIBOR + 4.25%), 6/21/24	198,496	199,094
Camelot UK Holdco Limited, Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 10/3/23	198,500	198,293
Cast and Crew Payroll, LLC, Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), 9/27/24	248,747	247,037
Ceridian HCM Holding Inc., Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 4/5/25	500,000	500,209
Change Healthcare Holdings, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 3/1/24	645,100	643,770
CPM Holdings, Inc., Term Loan, 5.594%, (1 mo. USD LIBOR + 3.50%), 4/11/22	197,866	199,907
Cypress Intermediate Holdings III, Inc., Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), 4/27/24	198,496	198,496
EIG Investors Corp., Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), 2/9/23	465,612	465,903
Garda World Security Corporation, Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), 5/24/24	496,241	499,342
Iron Mountain, Inc., Term Loan, 3.844%, (1 mo. USD LIBOR + 1.75%), 1/2/26	99,750	97,755
J.D. Power and Associates, Term Loan, 6.344%, (1 mo. USD LIBOR + 4.25%), 9/7/23	297,727	298,844
KAR Auction Services, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 2.50%), 3/9/23	646,723	649,148
Kronos Incorporated, Term Loan, 5.358%, (3 mo. USD LIBOR + 3.00%), 11/1/23	995,871	995,757
LegalZoom.com, Inc., Term Loan, 6.588%, (1 mo. USD LIBOR + 4.50%), 11/21/24	248,737	251,535
Pre-Paid Legal Services, Inc., Term Loan, 5.233%, (1 mo. USD LIBOR + 3.25%), 5/1/25	50,000	50,359
ServiceMaster Company, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 11/8/23	645,088	646,378
SMG Holdings, Inc., Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 1/23/25	249,375	249,843
Spin Holdco, Inc., Term Loan, 5.342%, (2 mo. USD LIBOR + 3.25%), 11/14/22	298,492	297,720
Tempo Acquisition, LLC, Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 5/1/24	248,744	248,200
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), 3/17/25	200,000	199,562
Vestcom Parent Holdings, Inc., Term Loan, 6.094%, (1 mo. USD LIBOR + 4.00%), 12/19/23	198,489	197,992

West Corporation, Term Loan, 6.094%, (1 mo. USD LIBOR + 4.00%), 10/10/24	249,373	248,861
		7,882,680

Cable and Satellite Television - 5.3%
CSC Holdings, LLC, Term Loan, 4.323%, (1 mo. USD LIBOR + 2.25%), 7/17/25	648,363	644,466
Radiate Holdco, LLC, Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 2/1/24	198,492	195,447
Telenet Financing USD, LLC, Term Loan, 4.323%, (1 mo. USD LIBOR + 2.25%), 8/17/26	250,000	248,555
UPC Financing Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,000,000	990,375
Virgin Media Bristol, LLC, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	700,000	695,844
Ziggo Secured Finance Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000,000	990,938
		3,765,625

Chemicals and Plastics - 3.8%
Alpha 3 B.V., Term Loan, 5.334%, (3 mo. USD LIBOR + 3.00%), 1/31/24	348,241	349,547
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.084%, (3 mo. USD LIBOR + 1.75%), 6/1/24	798,000	795,280
Invictus US, LLC, Term Loan, 5.10%, (2 mo. USD LIBOR + 3.00%), 3/28/25	249,375	249,531
Minerals Technologies, Inc., Term Loan, 4.397%, (USD LIBOR + 2.25%), 2/14/24 (2)	622,458	627,904
Unifrax Corporation, Term Loan, 5.834%, (3 mo. USD LIBOR + 3.50%), 4/4/24	198,500	199,120
Univar, Inc., Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 7/1/24	515,256	514,934
		2,736,316

Conglomerates - 1.0%
Penn Engineering & Manufacturing Corp., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/27/24	744,984	744,984

Containers and Glass Products - 5.3%
Berry Global, Inc., Term Loan, 4.075%, (1 mo. USD LIBOR + 2.00%), 10/1/22	650,000	650,000
BWAY Holding Company, Term Loan, 5.588%, (3 mo. USD LIBOR + 3.25%), 4/3/24	198,496	198,931
Consolidated Container Company, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 5/22/24	398,997	400,431
Flex Acquisition Company, Inc.:
Term Loan, 5.308%, (3 mo. USD LIBOR + 3.00%), 12/29/23	497,487	496,644
Term Loan, 5.751%, (3 mo. USD LIBOR + 3.25%), 6/29/25	150,000	150,375
Libbey Glass, Inc., Term Loan, 5.046%, (1 mo. USD LIBOR + 3.00%), 4/9/21	248,570	245,463
Pelican Products, Inc., Term Loan, 5.483%, (1 mo. USD LIBOR + 3.50%), 5/1/25	75,000	75,117
Reynolds Group Holdings, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 2/5/23	1,145,088	1,144,929
SIG Combibloc US Acquisition, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 3/13/22	472,318	472,982
		3,834,872

Drugs - 4.5%
Albany Molecular Research, Inc., Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 8/30/24	198,500	198,097
Amneal Pharmaceuticals, LLC, Term Loan, 5.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	624,855	624,855
Arbor Pharmaceuticals, Inc., Term Loan, 7.485%, (6 mo. USD LIBOR + 5.00%), 7/5/23	294,231	295,947
Endo Luxembourg Finance Company I S.a.r.l., Term Loan, 6.375%, (1 mo. USD LIBOR + 4.25%), 4/29/24	943,605	939,182
Jaguar Holding Company II, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 8/18/22	1,142,449	1,136,974
		3,195,055

Ecological Services and Equipment - 1.2%
GFL Environmental, Inc.:
Term Loan, 0.00%, 5/30/25 (4)	30,387	30,235
Term Loan, 5.084%, (3 mo. USD LIBOR + 2.75%), 5/30/25	244,613	243,390
Wrangler Buyer Corp., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 9/27/24	597,000	596,627
		870,252

Electronics/Electrical - 14.7%
Almonde, Inc., Term Loan, 5.807%, (3 mo. USD LIBOR + 3.50%), 6/13/24	397,499	391,089
Applied Systems, Inc., Term Loan, 5.334%, (3 mo. USD LIBOR + 3.00%), 9/19/24	596,246	597,783
Aptean, Inc., Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), 12/20/22	297,739	298,064
Avast Software B.V., Term Loan, 4.834%, (3 mo. USD LIBOR + 2.50%), 9/30/23	382,835	383,621
Barracuda Networks, Inc., Term Loan, 5.307%, (1 mo. USD LIBOR + 3.25%), 2/12/25	250,000	249,375
Blackhawk Network Holdings, Inc., Term Loan, 5.073%, (1 mo. USD LIBOR + 3.00%), 6/15/25	75,000	74,918
Epicor Software Corporation, Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), 6/1/22	596,923	596,550
EXC Holdings III Corp., Term Loan, 5.834%, (3 mo. USD LIBOR + 3.50%), 12/2/24	199,000	201,239
Eze Castle Software, Inc., Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 4/6/20	297,666	299,030
Go Daddy Operating Company, LLC, Term Loan, 4.344%, (1 mo. USD LIBOR + 2.25%), 2/15/24	815,875	812,985
GTCR Valor Companies, Inc., Term Loan, 5.584%, (3 mo. USD LIBOR + 3.25%), 6/16/23	239,061	239,260
Hyland Software, Inc., Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 7/1/22	322,676	324,390
Infoblox, Inc., Term Loan, 6.594%, (1 mo. USD LIBOR + 4.50%), 11/7/23	248,750	250,227
Infor (US), Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 2/1/22	993,337	989,985
Informatica, LLC, Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 8/5/22	424,343	425,631
MA FinanceCo., LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	64,328	63,946
Plantronics, Inc, Term Loan, 5/30/25 (3)	150,000	149,859
Rocket Software, Inc., Term Loan, 6.084%, (3 mo. USD LIBOR + 3.75%), 10/14/23	24,938	25,112
Seattle Spinco, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	434,422	434,060
SGS Cayman L.P., Term Loan, 7.709%, (3 mo. USD LIBOR + 5.38%), 4/23/21	65,917	63,610
SkillSoft Corporation, Term Loan, 6.844%, (1 mo. USD LIBOR + 4.75%), 4/28/21	600,000	568,750
SolarWinds Holdings, Inc., Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 2/5/24	573,247	574,601
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 4/16/25	269,309	269,881
SS&C Technologies, Inc., Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 4/16/25	711,867	713,380
Sutherland Global Services, Inc., Term Loan, 7.709%, (3 mo. USD LIBOR + 5.38%), 4/23/21	283,176	273,265
Tibco Software, Inc., Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), 12/4/20	297,733	299,129
Veritas Bermuda, Ltd., Term Loan, 6.654%, (USD LIBOR + 4.50%), 1/27/23 (2)	148,242	136,228
VF Holding Corp., Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 6/30/23	496,212	497,453
Wall Street Systems Delaware, Inc., Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 11/21/24	348,250	348,032
		10,551,453

Equipment Leasing - 1.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.088%, (1 mo. USD LIBOR + 2.00%), 1/15/25	896,114	886,749

Financial Intermediaries - 6.4%
Citco Funding, LLC, Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 3/31/22	645,100	645,907
Clipper Acquisitions Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), 12/27/24	646,750	647,284
Freedom Mortgage Corporation, Term Loan, 6.841%, (1 mo. USD LIBOR + 4.75%), 2/23/22	490,506	493,879
Harbourvest Partners, LLC, Term Loan, 4.344%, (1 mo. USD LIBOR + 2.25%), 2/20/25	50,000	49,875
LPL Holdings, Inc., Term Loan, 4.489%, (USD LIBOR + 2.25%), 9/23/24 (2)	893,872	895,268
NXT Capital, Inc., Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), 11/22/22	498,734	500,604
Sesac Holdco II, LLC, Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 2/23/24	348,237	346,060
Victory Capital Holdings, Inc., Term Loan, 5.084%, (3 mo. USD LIBOR + 2.75%), 2/12/25	291,667	291,302
Virtus Investment Partners, Inc., Term Loan, 2.50%, 6/3/24 (4)	750,000	747,187
		4,617,366

Food Products - 1.4%
Post Holdings, Inc., Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), 5/24/24	993,354	991,232

Food Service - 3.3%
1011778 B.C. Unlimited Liability Company, Term Loan, 4.344%, (1 mo. USD LIBOR + 2.25%), 2/16/24	994,205	990,004
IRB Holding Corp., Term Loan, 5.266%, (1 mo. USD LIBOR + 3.25%), 2/5/25	349,125	350,085
US Foods, Inc., Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), 6/27/23	1,017,478	1,017,796
		2,357,885

Food/Drug Retailers - 1.1%
Albertsons, LLC:
Term Loan, 5.337%, (3 mo. USD LIBOR + 3.00%), 12/21/22	645,113	640,506
Term Loan, 5/2/23 (3)	125,000	124,418
		764,924

Health Care - 14.7%
ADMI Corp., Term Loan, 5.344%, (1 mo. USD LIBOR + 3.25%), 4/30/25	250,000	249,844
Alliance Healthcare Services, Inc., Term Loan, 6.594%, (1 mo. USD LIBOR + 4.50%), 10/24/23	247,500	249,356
Argon Medical Devices, Inc., Term Loan, 5.844%, (1 mo. USD LIBOR + 3.75%), 1/23/25	199,500	200,331
Auris Luxembourg III S.a.r.l., Term Loan, 5.334%, (3 mo. USD LIBOR + 3.00%), 1/17/22	645,013	648,641
Avantor, Inc., Term Loan, 6.094%, (1 mo. USD LIBOR + 4.00%), 11/21/24	348,250	350,986
BioClinica, Inc., Term Loan, 6.625%, (3 mo. USD LIBOR + 4.25%), 10/20/23	198,489	189,557
CHG Healthcare Services, Inc., Term Loan, 5.359%, (3 mo. USD LIBOR + 3.00%), 6/7/23	597,000	598,679
Concentra, Inc., Term Loan, 4.74%, (1 mo. USD LIBOR + 2.75%), 6/1/22	900,000	901,500
DaVita, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/24/21	644,961	647,435
DJO Finance, LLC, Term Loan, 5.451%, (USD LIBOR + 3.25%), 6/8/20 (2)	298,465	297,906
Greatbatch Ltd., Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), 10/27/22	465,074	466,993
Grifols Worldwide Operations USA, Inc., Term Loan, 4.238%, (1 week USD LIBOR + 2.25%), 1/31/25	645,100	645,840
Hanger, Inc., Term Loan, 5.594%, (1 mo. USD LIBOR + 3.50%), 2/26/25	99,750	99,625
Indivior Finance S.a.r.l., Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), 12/18/22	348,250	347,815
Kinetic Concepts, Inc., Term Loan, 5.584%, (3 mo. USD LIBOR + 3.25%), 2/2/24	297,744	298,675
KUEHG Corp., Term Loan, 6.084%, (3 mo. USD LIBOR + 3.75%), 8/13/22	347,474	348,234
MPH Acquisition Holdings, LLC, Term Loan, 5.084%, (3 mo. USD LIBOR + 2.75%), 6/7/23	901,585	898,133
National Mentor Holdings, Inc., Term Loan, 5.334%, (3 mo. USD LIBOR + 3.00%), 1/31/21	497,664	499,012
One Call Corporation, Term Loan, 7.323%, (1 mo. USD LIBOR + 5.25%), 11/25/22	197,198	189,803
Ortho-Clinical Diagnostics S.A., Term Loan, 5.336%, (1 mo. USD LIBOR + 3.25%), 6/30/25	746,709	744,469
Press Ganey Holdings, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 10/23/23	198,489	198,199
RadNet, Inc., Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), 6/30/23	192,105	194,627
Sotera Health Holdings, LLC, Term Loan, 5.334%, (3 mo. USD LIBOR + 3.00%), 5/15/22	297,739	299,289
Team Health Holdings, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 2/6/24	645,100	624,404
U.S. Anesthesia Partners, Inc., Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 6/23/24	347,493	347,059
		10,536,412

Home Furnishings - 1.0%
Bright Bidco B.V., Term Loan, 5.757%, (USD LIBOR + 3.50%), 6/30/24 (2)	297,750	297,750
Serta Simmons Bedding, LLC, Term Loan, 5.747%, (USD LIBOR + 3.50%), 11/8/23 (2)	497,481	424,880
		722,630

Industrial Equipment - 8.4%
Apex Tool Group, LLC, Term Loan, 5.844%, (1 mo. USD LIBOR + 3.75%), 2/1/22	296,250	297,017
CFSP Acquisition Corp.:
Term Loan, 1.00%, 3/6/25 (4)	55,215	54,801
Term Loan, 5.088%, (1 mo. USD LIBOR + 3.00%), 3/21/25	244,173	242,342
Clark Equipment Company, Term Loan, 4.334%, (3 mo. USD LIBOR + 2.00%), 5/18/24	639,568	636,270

DexKo Global, Inc., Term Loan, 4.28%, (1 mo. USD LIBOR + 3.50%), 7/24/24 (4)	249,766	250,702
Engineered Machinery Holdings, Inc., Term Loan, 5.584%, (3 mo. USD LIBOR + 3.25%), 7/19/24	323,375	323,375
EWT Holdings III Corp., Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 12/20/24	595,749	596,866
Filtration Group Corporation, Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 3/29/25	523,688	524,724
Gardner Denver, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 7/30/24	457,355	458,612
Gates Global, LLC, Term Loan, 5.084%, (3 mo. USD LIBOR + 2.75%), 4/1/24	844,123	845,002
Milacron, LLC, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 9/28/23	520,668	519,691
Paladin Brands Holding, Inc., Term Loan, 7.834%, (3 mo. USD LIBOR + 5.50%), 8/15/22	244,400	245,928
Rexnord, LLC, Term Loan, 4.341%, (1 mo. USD LIBOR + 2.25%), 8/21/24	86,371	86,412
Robertshaw US Holding Corp., Term Loan, 5.625%, (1 mo. USD LIBOR + 3.50%), 2/28/25	423,937	423,937
Titan Acquisition Limited, Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 3/28/25	299,250	295,509
Waterjet Holdings, Inc., Term Loan, 5.153%, (USD LIBOR + 3.00%), 4/3/25 (2)	250,000	249,375
		6,050,563

Insurance - 3.4%
AmWINS Group, Inc., Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), 1/25/24	496,222	495,020
Asurion, LLC:
Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 8/4/22	626,258	625,945
Term Loan - Second Lien, 8/4/25 (3)	100,000	101,078
Hub International Limited, Term Loan, 5.36%, (2 mo. USD LIBOR + 3.00%), 4/25/25	525,000	522,247
NFP Corp., Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 1/8/24	398,111	396,120
USI, Inc., Term Loan, 5.334%, (3 mo. USD LIBOR + 3.00%), 5/16/24	297,750	296,373
		2,436,783

Leisure Goods/Activities/Movies - 4.9%
AMC Entertainment Holdings, Inc., Term Loan, 4.323%, (1 mo. USD LIBOR + 2.25%), 12/15/23	645,100	644,194
Ancestry.com Operations, Inc., Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), 10/19/23	244,959	244,857
Bombardier Recreational Products, Inc., Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), 5/23/25	646,721	642,679
CDS U.S. Intermediate Holdings, Inc., Term Loan, 5.844%, (1 mo. USD LIBOR + 3.75%), 7/8/22	99,248	98,530
Crown Finance US, Inc., Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 2/28/25	598,500	595,470
Delta 2 (LUX) S.a.r.l., Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 2/1/24	350,000	345,990
Emerald Expositions Holding, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 5/22/24	287,820	287,460
Match Group, Inc., Term Loan, 4.585%, (1 mo. USD LIBOR + 2.50%), 11/16/22	650,000	654,063
		3,513,243

Lodging and Casinos - 3.0%
ESH Hospitality, Inc., Term Loan, 4.094%, (1 mo. USD LIBOR + 2.00%), 8/30/23	614,986	613,192
Four Seasons Hotels Limited, Term Loan, 4.094%, (1 mo. USD LIBOR + 2.00%), 11/30/23	645,088	644,282
Playa Resorts Holding B.V., Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), 4/29/24	223,435	221,026
RHP Hotel Properties L.P., Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), 5/11/24	646,734	647,272
		2,125,772

Oil and Gas - 0.3%
Green Plains Renewable Energy, Inc., Term Loan, 7.60%, (1 mo. USD LIBOR + 5.50%), 8/18/23	198,500	201,478

Publishing - 1.4%
Harland Clarke Holdings Corp., Term Loan, 7.084%, (3 mo. USD LIBOR + 4.75%), 11/3/23	192,581	188,344
LSC Communications, Inc., Term Loan, 7.594%, (1 mo. USD LIBOR + 5.50%), 9/30/22	184,000	184,460
ProQuest, LLC, Term Loan, 5.844%, (1 mo. USD LIBOR + 3.75%), 10/24/21	596,848	601,138
		973,942

Radio and Television - 2.5%
Entravision Communications Corporation, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 11/29/24	496,250	490,977
Gray Television, Inc., Term Loan, 4.251%, (1 mo. USD LIBOR + 2.25%), 2/7/24	645,088	643,879
Univision Communications, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 3/15/24	644,728	624,235
		1,759,091

Retailers (Except Food and Drug) - 1.6%
Bass Pro Group, LLC, Term Loan, 7.094%, (1 mo. USD LIBOR + 5.00%), 9/25/24	248,747	249,757
BJ's Wholesale Club, Inc., Term Loan, 5.53%, (1 mo. USD LIBOR + 3.50%), 2/3/24	248,739	249,019
LSF9 Atlantis Holdings, LLC, Term Loan, 8.001%, (1 mo. USD LIBOR + 6.00%), 5/1/23	146,545	144,835
Party City Holdings, Inc., Term Loan, 4.992%, (USD LIBOR + 2.75%), 8/19/22 (2)	248,734	248,948
Shutterfly, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), 8/17/24	50,000	50,150
Vivid Seats, Ltd., Term Loan, 5.594%, (1 mo. USD LIBOR + 3.50%), 6/30/24	198,496	197,380
		1,140,089

Steel - 3.0%
Atkore International, Inc., Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), 12/22/23	646,750	647,316
GrafTech Finance, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.50%), 2/12/25	350,000	348,688
Phoenix Services International, LLC, Term Loan, 5.751%, (1 mo. USD LIBOR + 3.75%), 3/1/25	249,375	251,089
Zekelman Industries, Inc., Term Loan, 4.582%, (3 mo. USD LIBOR + 2.25%), 6/14/21	894,201	889,730
		2,136,823

Surface Transport - 1.5%
Avis Budget Car Rental, LLC, Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), 2/13/25	815,900	817,430
PODS, LLC, Term Loan, 4.78%, (1 mo. USD LIBOR + 2.75%), 12/6/24	278,299	277,821
		1,095,251

Telecommunications - 7.2%
CenturyLink, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 1/31/25	497,500	488,083
Ciena Corporation, Term Loan, 4.584%, (1 mo. USD LIBOR + 2.50%), 1/28/22	645,101	648,326
Colorado Buyer, Inc, Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), 5/1/24	249,370	249,630
Digicel International Finance Limited, Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), 5/28/24	198,500	191,305
Level 3 Financing, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 2.25%), 2/22/24	650,000	649,289
SBA Senior Finance II, LLC, Term Loan, 4.10%, (1 mo. USD LIBOR + 2.00%), 4/11/25	996,641	993,348
Sprint Communications, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,043,085	1,038,848
Syniverse Holdings, Inc., Term Loan, 7.046%, (1 mo. USD LIBOR + 5.00%), 3/9/23	249,375	249,531
TDC A/S, Term Loan, 5/31/25 (3)	200,000	199,812
Telesat Canada, Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), 11/17/23	474,686	475,177
		5,183,349

Utilities - 1.0%
Granite Acquisition, Inc., Term Loan, 5.834%, (3 mo. USD LIBOR + 3.50%), 12/19/21	500,000	502,857
Invenergy Thermal Operating I, LLC, Term Loan, 7.834%, (3 mo. USD LIBOR + 5.50%), 10/19/22	198,366	198,490
		701,347

Total Senior Floating Rate Loans (Cost $88,198,361)		87,657,211

TIME DEPOSIT - 3.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	2,841,075	2,841,075

Total Time Deposit (Cost $2,841,075)	2,841,075

TOTAL INVESTMENTS (Cost $91,039,436) - 126.2%	90,498,286
Less Unfunded Loan Commitments - (1.3%)	(991,851)
NET INVESTMENTS (Cost $90,047,584) - 124.9%	89,506,435
Notes Payable - (27.9%)	(20,000,000)
Other assets and liabilities, net - 3.0%	2,178,859
NET ASSETS - 100.0%	71,685,294

NOTES TO SCHEDULE OF INVESTMENTS
(1) Remaining maturities of senior floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Senior floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2018. Senior floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a senior floating rate loan.

(2) The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3) This Senior Loan will settle after June 30, 2018, at which time the interest rate will be determined.
(4) Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency abbreviations:
USD:	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2018.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$86,665,360	$—	$86,665,360
Time Deposit	—	2,841,075	—	2,841,075
Total Investments	$—	$89,506,435	$—	$89,506,435

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 48.6%
Communications - 3.0%
AT&T, Inc.:
3.264%, (3 mo. USD LIBOR + 0.93%), 6/30/20 (1)	50,000	50,573
3.298%, (3 mo. USD LIBOR + 0.95%), 7/15/21 (1)	200,000	201,991
Verizon Communications, Inc.:
3.443%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	44,000	43,990
4.329%, 9/21/28 (2)	500	497
		297,051

Consumer, Cyclical - 6.7%
CVS Health Corp.:
2.957%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (1)	94,000	94,386
3.047%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	44,000	44,239
3.125%, 3/9/20	38,000	37,965
Ford Motor Credit Co. LLC:
3.116%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	200,000	201,033
3.293%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	200,000	201,419
Hyundai Capital America, 3.261%, (3 mo. USD LIBOR + 0.94%), 7/8/21 (1)(2)	30,000	30,027
Lennar Corp., 4.50%, 11/15/19	65,000	65,650
		674,719

Consumer, Non-cyclical - 6.1%
Becton Dickinson and Co.:
2.133%, 6/6/19	100,000	99,417
3.211%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	306,000	306,572
Kraft Heinz Foods Co.:
2.789%, (3 mo. USD LIBOR + 0.42%), 8/9/19 (1)	100,000	100,065
2.923%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (1)	106,000	106,161
		612,215

Financial - 27.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	150,000	150,927
Ally Financial, Inc., 3.50%, 1/27/19	274,000	274,000
Bank of America Corp.:
2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	57,000	56,670
3.022%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (1)	200,000	200,838
3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	110,000	109,703
3.542%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	100,000	101,880
Bank of Montreal, 2.781%, (3 mo. USD LIBOR + 0.44%), 6/15/20 (1)	80,000	80,285
Capital One Financial Corp.:
3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	150,000	149,225
3.115%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (1)	150,000	150,669
CIT Group, Inc., 3.875%, 2/19/19	33,000	33,132
Citigroup, Inc., 3.391%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (1)	400,000	406,151

Goldman Sachs Group, Inc. (The):
3.067%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (1)	200,000	200,726
3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	38,000	37,575
Morgan Stanley:
2.903%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	150,000	150,329
3.155%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (1)	250,000	250,781
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (2)	50,000	50,250
Synchrony Financial, 2.60%, 1/15/19	175,000	174,688
Westpac Banking Corp., 3.046%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (1)	200,000	201,497
		2,779,326

Industrial - 0.6%
CNH Industrial Capital LLC, 3.375%, 7/15/19	60,000	60,198

Technology - 4.4%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (2)	150,000	150,412
4.42%, 6/15/21 (2)	20,000	20,297
DXC Technology Co., 3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	250,000	250,071
Microchip Technology, Inc., 4.333%, 6/1/23 (2)	25,000	25,062
		445,842

Total Corporate Bonds (Cost $4,876,201)		4,869,351

ASSET-BACKED SECURITIES - 36.0%
Automobile - 9.3%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (2)	50,000	49,953
Series 2013-2A, Class A, 2.97%, 2/20/20 (2)	300,000	300,213
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	125,000	124,469
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	100,000	99,057
Hertz Fleet Lease Funding LP, Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	95,544	94,864
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	200,000	198,553
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (2)	59,877	59,690
		926,799

Consumer Loan - 17.6%
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41%, 3/15/21 (2)	3,610	3,609
Conn Funding II LP, Series 2017-A, Class B, 5.11%, 2/15/20 (2)	81,703	82,169
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	121,556	121,277
Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	128,250	127,906
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	106,547	106,910
Series 2015-2A, Class B, 3.10%, 7/18/25 (2)	100,000	100,135
Series 2016-2A, Class A, 4.10%, 3/20/28 (2)	271,807	273,778
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (2)	69,311	69,324
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	315,000	315,030
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	135,300	134,793
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	175,000	174,146

Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (2)	250,000	248,757
		1,757,834

Equipment - 0.7%
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (2)	75,000	74,770

Other - 6.0%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 2.935%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	199,086	199,447
Series 2018-SFR2, Class D, 3.523%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	100,000	100,080
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (2)	100,000	99,923
Progress Residential Trust:
Series 2016-SFR1, Class C, 4.585%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (1)(2)	100,000	100,339
Series 2016-SFR1, Class D, 4.835%, (1 mo. USD LIBOR + 2.75%), 9/17/33 (1)(2)	100,000	100,596
		600,385

Student Loan - 0.2%
Social Professional Loan Program LLC, Series 2016-E, Class A2A, 1.63%, 1/25/36 (2)	25,422	25,315

Timeshare - 2.2%
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class B, 2.42%, 3/20/30 (2)	222,835	222,184

Total Asset-Backed Securities (Cost $3,609,788)		3,607,287

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.8%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.391%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	125,434	127,366
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M1, 2.541%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (1)	135,567	135,342
Series 2018-SPI2, Class M1, 3.82%, 5/25/48 (2)(3)	12,000	12,033
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C01, Class M2, 6.360%, (1 mo. USD LIBOR + 4.40%), 1/25/24 (1)	22,000	25,133
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	185,911	199,892
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	261,412	278,739
Series 2018-C02, Class 2M1, 2.741%, (1 mo. USD LIBOR + 0.65%), 8/25/30 (1)	21,908	21,962
Motel 6 Trust, Series 2017-MTL6, Class A, 2.993%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (1)(2)	75,281	75,383

Total Collateralized Mortgage-Backed Obligations (Cost $874,222)		875,850

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.8%
BBCMS Trust, Series 2018-RRI, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (1)(2)	105,000	104,948
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	250,000	249,848
RETL:
Series 2018-RVP, Class A, 3.173%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (1)(2)	65,919	66,275
Series 2018-RVP, Class B, 3.823%, (1 mo. USD LIBOR + 1.75%), 3/15/33 (1)(2)	56,502	56,866

Total Commercial Mortgage-Backed Securities (Cost $477,989)		477,937

TIME DEPOSIT - 1.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	139,924	139,924

Total Time Deposit (Cost $139,924)		139,924

TOTAL INVESTMENTS (Cost $9,978,124) - 99.6%		9,970,349
Other assets and liabilities, net - 0.4%		41,242
NET ASSETS - 100.0%		10,011,591

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $4,576,551, which represents 45.7% of the net assets of the Fund as of June 30, 2018.

(3) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	2	Sep-18	$423,656	($470)

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $470.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,869,351	$—	$4,869,351
Asset-Backed Securities	—	3,607,287	—	3,607,287
Collateralized Mortgage-Backed Obligations	—	875,850	—	875,850
Commercial Mortgage-Backed Securities	—	477,937	—	477,937
Time Deposit	—	139,924	—	139,924
Total Investments	$—	$9,970,349	$—	$9,970,349

Liabilities
Futures Contracts(1)	$(470)	$—	$—	$(470)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 21, 2018